Financial Instruments - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at fair value
Disclosure of financial assets [line items]
Financial liabilities	$ 107,862	$ 107,397
Financial liabilities at amortised cost
Disclosure of financial assets [line items]
Financial liabilities	515,665	409,747
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	$ 268,420	$ 248,970